Note 11 - Share-based Compensation - Valuation Assumptions for Employee Stock Options (Details) - Share-based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend yield	0.00%
Expected term (Year)	6 years 91 days		6 years 91 days
Minimum [Member]
Risk-free interest rate	2.66%	1.76%	1.28%
Volatility	81.00%	81.00%
Expected term (Year)		5 years
Maximum [Member]
Risk-free interest rate	2.89%	2.25%	1.58%
Volatility	83.00%	89.00%	88.00%
Dividend yield		0.00%	0.00%
Expected term (Year)		6 years 91 days